Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited)

20. Quarterly Financial Information (Unaudited)

The table below reflects the unaudited selected quarterly information for the years ended December 31, 2012 and 2011:

	2012
(dollars in millions)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Revenue	$52.1	$54.0	$56.7	$58.0	$220.8
Operating income (loss)	$10.2	$(4.8)	$7.7	$3.2	$16.3
Net loss	$(0.7)	$(9.9)	$(2.8)	$(6.9)	$(20.3)

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Revenue	$42.7	$44.5	$46.5	$48.0	$181.7
Operating income	$8.3	$10.6	$9.1	$10.0	$38.0
Net income (loss)	$(0.1)	$1.4	$0.5	$(0.3)	$1.5